Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Variable Insurance Portfolios

Supplement dated October 13, 2016 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 29, 2016

as supplemented June 8, 2016 and September 30, 2016

The following information supplements and supersedes any contrary information in the prospectus:

Name Change

Effective October 14, 2016, the name of Ivy VIP Money Market is changed to Ivy VIP Government Money Market.

Prospectus Changes

Effective October 14, 2016, the Prospectus is revised as follows:

The following replaces the first and second paragraphs in the “Principal Investment Strategies” section for Ivy VIP Government Money Market:

Ivy VIP Government Money Market seeks to achieve its objective by investing, under normal circumstances, at least 99.5% of its total assets in: (1) debt securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (government securities), (2) repurchase agreements that are fully collateralized by cash and/or government securities, and/or (3) cash. The Portfolio also has adopted a policy to invest, under normal circumstances, at least 80% of its net assets in government securities and/or repurchase agreements that are fully collateralized by government securities. The Portfolio’s investments in government securities may include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or instrumentalities, and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 60 calendar days or less, a dollar-weighted average life of 120 calendar days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

Ivy Investment Management Company (IICO), the Portfolio’s investment manager, selects securities for the Portfolio in compliance with the maturity, quality, diversification and liquidity requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). IICO may look at a number of factors in selecting securities for the Portfolio, including the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield.

The following is added at the end of the “Principal Investment Strategies” section for Ivy VIP Government Money Market:

The Portfolio intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7. “Government money market funds” are exempt from requirements that permit money market funds to impose liquidity fees and/or temporary redemption gates. While the Board of Trustees of Ivy Variable Insurance Portfolios (Board) may elect in the future to subject the Portfolio to liquidity fees or redemption gates, the Board has not elected to do so at this time and has no current intention to do so.

The second, third and fourth paragraphs in the “Principal Investment Risks” section are deleted for Ivy VIP Government Money Market.

The “Principal Investment Risks — Company Risk” bullet point is deleted in its entirety for Ivy VIP Government Money Market.

The following is inserted following the last sentence of the “Principal Investment Risks — Credit Risk” section for Ivy VIP Government Money Market:

U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

The following replaces the “Principal Investment Risks — Money Market Fund Regulatory Risk” section for Ivy VIP Government Money Market:

■
Money Market Fund Regulatory Risk. In accordance with amendments to money market fund rules adopted by the Securities and Exchange Commission, the Portfolio has converted to a “government money market fund.” This conversion may require additional changes to the Portfolio’s investment strategies and operations and may negatively affect the Portfolio’s expenses, operations, returns and liquidity. The conversion of money market funds to “government money market funds,” in general, could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.

The following is inserted as a new bullet point immediately following the “Principal Investment Risks — Money Market Fund Regulatory Risk” section for Ivy VIP Government Money Market:

■
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities. Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities.

The following are inserted as new bullet points immediately following the “Principal Investment Risks — Reinvestment Risk” section for Ivy VIP Government Money Market:

■
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon price and time. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income to decline and may impact the Portfolio’s performance.

■
U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

The following is added after the third paragraph in the “Performance” section for Ivy VIP Government Money Market:

Effective October 14, 2016, the Portfolio changed its name and investment strategy to reflect that it is classified as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7. Performance prior to October 14, 2016 reflects the Portfolio’s former investment strategy as a prime money market fund, which permitted investments in certain types of securities that, as a government money market fund, the Portfolio is no longer permitted to hold.

Ivy VIP Government Money Market
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ifvip_SupplementTextBlock

Ivy Variable Insurance Portfolios

Supplement dated October 13, 2016 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 29, 2016

as supplemented June 8, 2016 and September 30, 2016

The following information supplements and supersedes any contrary information in the prospectus:

Name Change

Effective October 14, 2016, the name of Ivy VIP Money Market is changed to Ivy VIP Government Money Market.

Prospectus Changes

Effective October 14, 2016, the Prospectus is revised as follows:

The following replaces the first and second paragraphs in the “Principal Investment Strategies” section for Ivy VIP Government Money Market:

Ivy VIP Government Money Market seeks to achieve its objective by investing, under normal circumstances, at least 99.5% of its total assets in: (1) debt securities issued or guaranteed by the U.S. government or certain U.S. government agencies or instrumentalities (government securities), (2) repurchase agreements that are fully collateralized by cash and/or government securities, and/or (3) cash. The Portfolio also has adopted a policy to invest, under normal circumstances, at least 80% of its net assets in government securities and/or repurchase agreements that are fully collateralized by government securities. The Portfolio’s investments in government securities may include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or instrumentalities, and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 60 calendar days or less, a dollar-weighted average life of 120 calendar days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

Ivy Investment Management Company (IICO), the Portfolio’s investment manager, selects securities for the Portfolio in compliance with the maturity, quality, diversification and liquidity requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). IICO may look at a number of factors in selecting securities for the Portfolio, including the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield.

The following is added at the end of the “Principal Investment Strategies” section for Ivy VIP Government Money Market:

The Portfolio intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7. “Government money market funds” are exempt from requirements that permit money market funds to impose liquidity fees and/or temporary redemption gates. While the Board of Trustees of Ivy Variable Insurance Portfolios (Board) may elect in the future to subject the Portfolio to liquidity fees or redemption gates, the Board has not elected to do so at this time and has no current intention to do so.

The second, third and fourth paragraphs in the “Principal Investment Risks” section are deleted for Ivy VIP Government Money Market.

The “Principal Investment Risks — Company Risk” bullet point is deleted in its entirety for Ivy VIP Government Money Market.

The following is inserted following the last sentence of the “Principal Investment Risks — Credit Risk” section for Ivy VIP Government Money Market:

U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

The following replaces the “Principal Investment Risks — Money Market Fund Regulatory Risk” section for Ivy VIP Government Money Market:

■
Money Market Fund Regulatory Risk. In accordance with amendments to money market fund rules adopted by the Securities and Exchange Commission, the Portfolio has converted to a “government money market fund.” This conversion may require additional changes to the Portfolio’s investment strategies and operations and may negatively affect the Portfolio’s expenses, operations, returns and liquidity. The conversion of money market funds to “government money market funds,” in general, could lead to supply issues within the U.S. Treasury securities market as demand increases for U.S. government securities.

The following is inserted as a new bullet point immediately following the “Principal Investment Risks — Money Market Fund Regulatory Risk” section for Ivy VIP Government Money Market:

■
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities. Certain mortgage-backed securities are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities.

The following are inserted as new bullet points immediately following the “Principal Investment Risks — Reinvestment Risk” section for Ivy VIP Government Money Market:

■
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon price and time. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income to decline and may impact the Portfolio’s performance.

■
U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

The following is added after the third paragraph in the “Performance” section for Ivy VIP Government Money Market:

Effective October 14, 2016, the Portfolio changed its name and investment strategy to reflect that it is classified as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7. Performance prior to October 14, 2016 reflects the Portfolio’s former investment strategy as a prime money market fund, which permitted investments in certain types of securities that, as a government money market fund, the Portfolio is no longer permitted to hold.